Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2010 Fund
June 30, 2025
AFF10-NPRT1-0825
1.818354.120
Bond Funds - 63.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,479,201	34,826,797
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	489,936	3,777,405
Fidelity Series Emerging Markets Debt Fund (b)	137,192	1,111,258
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	38,421	369,229
Fidelity Series Floating Rate High Income Fund (b)	17,339	153,627
Fidelity Series High Income Fund (b)	130,831	1,151,313
Fidelity Series International Credit Fund (b)	36,974	312,804
Fidelity Series International Developed Markets Bond Index Fund (b)	1,159,437	10,110,291
Fidelity Series Investment Grade Bond Fund (b)	7,575,631	76,513,870
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,320,787	7,105,836
Fidelity Series Real Estate Income Fund (b)	20,811	208,529
TOTAL BOND FUNDS (Cost $142,999,257)		135,640,959

Domestic Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	264,363	4,473,030
Fidelity Advisor Series Growth Opportunities Fund (b)	175,115	3,164,328
Fidelity Series All-Sector Equity Fund (b)	156,670	2,075,884
Fidelity Series Commodity Strategy Fund (b)	4,409	400,713
Fidelity Series Intrinsic Opportunities Fund (b)	66,031	726,338
Fidelity Series Large Cap Stock Fund (b)	233,289	6,039,843
Fidelity Series Large Cap Value Index Fund (b)	34,425	593,831
Fidelity Series Opportunistic Insights Fund (b)	142,722	3,860,642
Fidelity Series Small Cap Core Fund (b)	14,405	167,967
Fidelity Series Small Cap Discovery Fund (b)	50,340	545,185
Fidelity Series Small Cap Opportunities Fund (b)	72,538	1,059,784
Fidelity Series Stock Selector Large Cap Value Fund (b)	249,708	3,535,870
Fidelity Series Value Discovery Fund (b)	217,621	3,518,927
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,749,464)		30,162,342

International Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	106,685	1,961,930
Fidelity Series Emerging Markets Fund (b)	203,703	2,079,810
Fidelity Series Emerging Markets Opportunities Fund (b)	387,892	8,308,653
Fidelity Series International Growth Fund (b)	244,945	4,862,164
Fidelity Series International Small Cap Fund (b)	142,726	2,831,685
Fidelity Series International Value Fund (b)	315,531	4,818,156
Fidelity Series Overseas Fund (b)	299,474	4,851,477
Fidelity Series Select International Small Cap Fund (b)	14,420	192,079
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,267,444)		29,905,954

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,835,003)	286,337	2,889,145

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	130,000	129,864
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.24	90,000	89,834
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	340,000	339,096
US Treasury Bills 0% 7/31/2025 (d)	4.23	160,000	159,444
TOTAL U.S. TREASURY OBLIGATIONS (Cost $718,226)			718,238

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	393,173	393,251
Fidelity Series Government Money Market Fund (b)(f)	4.42	15,024,641	15,024,641
TOTAL MONEY MARKET FUNDS (Cost $15,417,892)			15,417,892

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $196,987,286)	214,734,530
NET OTHER ASSETS (LIABILITIES) - 0.0%	(83,182)
NET ASSETS - 100.0%	214,651,348

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	18	Sep 2025	2,413,530	19,951	19,951
ICE MSCI Emerging Markets Index Contracts (United States)	15	Sep 2025	925,125	19,325	19,325

TOTAL EQUITY CONTRACTS					39,276

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	54	Sep 2025	6,053,906	136,516	136,516
CBOT US Treasury Long Bond Contracts (United States)	20	Sep 2025	2,306,250	93,575	93,575

TOTAL INTEREST RATE CONTRACTS					230,091

TOTAL PURCHASED					269,367

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	14	Sep 2025	4,377,625	(154,767)	(154,767)

TOTAL FUTURES CONTRACTS					114,600
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $598,364.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	891,155	1,136,445	1,634,349	4,885	-	-	393,251	393,173	0.0%
Total	891,155	1,136,445	1,634,349	4,885	-	-	393,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	4,540,793	61,957	803,959	-	(5,689)	679,928	4,473,030	264,363
Fidelity Advisor Series Growth Opportunities Fund	3,167,079	43,629	713,337	-	169,594	497,363	3,164,328	175,115
Fidelity Advisor Series Small Cap Fund	15,000	-	14,634	-	1,262	(1,628)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,968,015	1,926,794	1,273,712	125,913	(6,682)	212,382	34,826,797	3,479,201
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,020,119	68,140	289,115	15,392	(75,645)	53,906	3,777,405	489,936
Fidelity Series All-Sector Equity Fund	2,015,382	74,675	300,794	-	(1,093)	287,714	2,075,884	156,670
Fidelity Series Canada Fund	1,691,125	76,815	66,701	-	2,409	258,282	1,961,930	106,685
Fidelity Series Commodity Strategy Fund	424,112	5,760	15,866	-	800	(14,093)	400,713	4,409
Fidelity Series Emerging Markets Debt Fund	1,105,029	32,250	43,632	16,407	(5,144)	22,755	1,111,258	137,192
Fidelity Series Emerging Markets Debt Local Currency Fund	349,950	4,032	11,106	-	(869)	27,222	369,229	38,421
Fidelity Series Emerging Markets Fund	2,007,762	27,523	180,818	-	11,771	213,572	2,079,810	203,703
Fidelity Series Emerging Markets Opportunities Fund	7,975,216	115,698	711,590	-	154,345	774,984	8,308,653	387,892
Fidelity Series Floating Rate High Income Fund	155,252	5,994	7,933	3,114	(369)	683	153,627	17,339
Fidelity Series Government Money Market Fund	14,513,762	1,006,926	496,047	158,462	-	-	15,024,641	15,024,641
Fidelity Series High Income Fund	1,127,437	34,161	42,839	18,607	(410)	32,964	1,151,313	130,831
Fidelity Series International Credit Fund	306,318	3,870	-	3,870	-	2,616	312,804	36,974
Fidelity Series International Developed Markets Bond Index Fund	9,972,971	396,617	388,580	48,486	530	128,753	10,110,291	1,159,437
Fidelity Series International Growth Fund	4,330,360	395,787	379,475	-	13,243	502,249	4,862,164	244,945
Fidelity Series International Small Cap Fund	2,793,920	44,493	499,350	-	87,029	405,593	2,831,685	142,726
Fidelity Series International Value Fund	4,800,094	105,767	654,355	-	224,648	342,002	4,818,156	315,531
Fidelity Series Intrinsic Opportunities Fund	771,865	10,061	101,012	-	(7,047)	52,471	726,338	66,031
Fidelity Series Investment Grade Bond Fund	75,114,862	3,995,688	2,835,568	803,948	(44,248)	283,136	76,513,870	7,575,631
Fidelity Series Large Cap Stock Fund	6,148,614	83,362	1,071,897	-	467,422	412,342	6,039,843	233,289
Fidelity Series Large Cap Value Index Fund	607,216	8,071	42,822	-	9,769	11,597	593,831	34,425
Fidelity Series Long-Term Treasury Bond Index Fund	7,105,933	421,574	242,427	66,962	(13,690)	(165,554)	7,105,836	1,320,787
Fidelity Series Opportunistic Insights Fund	3,900,352	53,127	738,481	-	220,168	425,476	3,860,642	142,722
Fidelity Series Overseas Fund	4,490,181	155,718	375,806	-	86,406	494,978	4,851,477	299,474
Fidelity Series Real Estate Income Fund	209,674	5,938	7,933	3,058	(15)	865	208,529	20,811
Fidelity Series Select International Small Cap Fund	38,271	146,215	16,443	-	1,104	22,932	192,079	14,420
Fidelity Series Short-Term Credit Fund	2,928,452	79,505	133,156	31,074	680	13,664	2,889,145	286,337
Fidelity Series Small Cap Core Fund	168,754	2,384	15,217	-	(2,770)	14,816	167,967	14,405
Fidelity Series Small Cap Discovery Fund	566,055	16,877	67,133	9,372	(7,231)	36,617	545,185	50,340
Fidelity Series Small Cap Opportunities Fund	1,105,603	14,637	157,105	-	60,627	36,022	1,059,784	72,538
Fidelity Series Stock Selector Large Cap Value Fund	3,591,736	87,734	282,832	-	(3,925)	143,157	3,535,870	249,708
Fidelity Series Value Discovery Fund	3,694,253	48,760	326,791	-	25,358	77,347	3,518,927	217,621
	209,721,517	9,560,539	13,308,466	1,304,665	1,362,338	6,287,113	213,623,041

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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